INTANGIBLE ASSETS, NET (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
INTANGIBLE ASSETS, NET
Gross Carrying Amount	$ 44,078	$ 39,091
Accumulated Amortization	(24,351)	(21,561)
Total intangible assets, net	19,727	17,530
Amortization expense	3,793	3,586	$ 4,601
Expected amortization expense of intangible assets
2024	3,532
2025	3,066
2026	2,821
2027	2,669
2028	2,597
Thereafter	5,042
Technical know-how
INTANGIBLE ASSETS, NET
Gross Carrying Amount		1,443
Accumulated Amortization		(1,430)
Total intangible assets, net		13
Computer software
INTANGIBLE ASSETS, NET
Gross Carrying Amount	37,898	37,648
Accumulated Amortization	(23,820)	(20,131)
Total intangible assets, net	14,078	$ 17,517
Customer-related intangible assets
INTANGIBLE ASSETS, NET
Gross Carrying Amount	3,647
Accumulated Amortization	(478)
Total intangible assets, net	3,169
Trademark
INTANGIBLE ASSETS, NET
Gross Carrying Amount	2,533
Accumulated Amortization	(53)
Total intangible assets, net	$ 2,480